Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Other Payables and Accrued Liabilities [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

13. OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following:

	December 31, 2011	December 31, 2010
Employee related liabilities	370	440
Employee compensated absences	113	105
Taxes other than income taxes	62	76
Advances	73	31
Payables to equity-method investments	47	36
Obligations for capacity rights	10	12
Derivative instruments	75	11
Provision for restructuring	42	129
Current portion of pension and other long-term benefits	16	21
Royalties	35	34
Obligation related to cash collateral	—	7
Others	133	102
Total	976	1,004

The terms of the agreement for the inception of Numonyx, a company created in 2007 from the Company’s and Intel’s flash memory business key assets and sold in 2010 to Micron Technology Inc., included rights granted to Numonyx to use certain assets retained by the Company. As at December 31, 2011 and 2010 the value of such rights totaled $23 million and $44 million respectively, of which $10 million and $11 million respectively were reported as current liabilities.

Derivative instruments are further described in Note 24.

Other payables and accrued liabilities also include individually insignificant amounts as of December 31, 2011 and December 31, 2010.